UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 19th Floor
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           New York, NY 10019
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Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
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Title:      Portfolio Manager
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Phone:      (212) 993-7040
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Signature, Place, and Date of Signing:

           /s/ Jason Capello              New York, NY         11/15/10
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]         [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are -reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none





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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          25
                                               -------------

Form 13F Information Table Value Total:         $1,675,450
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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                                                               FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7            COLUMN 8
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED      NONE
ADVANCE AUTO PARTS INC     COM            00751Y106   93,566  1,594,511 SH       SOLE                 1,594,511      0          0
BAKER HUGHES INC           COM            057224107  112,890     26,500 SH  CALL SOLE                    26,500      0          0
BAKER HUGHES INC           COM            057224107   97,993  2,300,300 SH       SOLE                 2,300,300      0          0
E HOUSE CHINA HLDGS LTD    ADR            26852W103   39,740  2,105,968 SH       SOLE                 2,105,968      0          0
GENERAL DYNAMICS CORP      COM            369550108    3,222     51,300 SH       SOLE                    51,300      0          0
HALLIBURTON CO             COM            406216101   39,684     12,000 SH  PUT  SOLE                    12,000      0          0
HALLIBURTON CO             COM            406216101   39,684  1,200,000 SH       SOLE                 1,200,000      0          0
IFM INVTS LTD              ADS            45172L100    6,300  1,050,000 SH       SOLE                 1,050,000      0          0
LAUDER ESTEE COS INC       CL A           518439104   42,465    671,600 SH       SOLE                   671,600      0          0
LOWES COS INC              COM            548661107   37,969  1,703,400 SH       SOLE                 1,703,400      0          0
M D C HLDGS INC            COM            552676108    6,947    239,300 SH       SOLE                   239,300      0          0
MASTERCARD INC             CL A           57636Q104   32,480    145,000 SH       SOLE                   145,000      0          0
MONSANTO CO NEW            COM            61166W101   47,930     10,000 SH  CALL SOLE                    10,000      0          0
MONSANTO CO NEW            COM            61166W101   88,004  1,836,088 SH       SOLE                 1,836,088      0          0
REPUBLIC SVCS INC          COM            760759100  114,429  3,753,000 SH       SOLE                 3,753,000      0          0
RYLAND GROUP INC           COM            783764103    7,026    392,100 SH       SOLE                   392,100      0          0
SCHLUMBERGER LTD           COM            806857108  138,481  2,247,700 SH       SOLE                 2,247,700      0          0
SOUTHWESTERN ENERGY CO     COM            845467109   33,440     10,000 SH  CALL SOLE                    10,000      0          0
SOUTHWESTERN ENERGY CO     COM            845467109   20,716    619,500 SH       SOLE                   619,500      0          0
SPDR S&P 500 ETF TR        TR UNIT        78462F103  296,738     26,000 SH  PUT  SOLE                    26,000      0          0
SUNCOR ENERGY INC NEW      COM            867224107   58,697  1,803,300 SH       SOLE                 1,803,300      0          0
TARGET CORP                COM            87612E106  100,227  1,875,500 SH       SOLE                 1,875,500      0          0
UNITED PARCEL SERVICE INC  CL B           911312106   76,747  1,150,800 SH       SOLE                 1,150,800      0          0
UTI WORLDWIDE INC          ORD            G87210103   52,362  3,256,372 SH       SOLE                 3,256,372      0          0
WATSCO INC                 COM            942622200   87,713  1,575,303 SH       SOLE                 1,575,303      0          0

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